Operating Expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating Expenses
6)	OPERATING EXPENSES
Consolidated operating expenses during 2022, 2021 and 2020 by function are as follows:

	2022	2021	2020
Administrative expenses 1, 2	$1,074	958	1,049
Selling expenses 2	363	322	329

Total administrative and selling expenses	1,437	1,280	1,378
Distribution and logistics expenses	1,824	1,637	1,413

Total operating expenses	$3,261	2,917	2,791

1
All significant R&D activities are executed by several internal areas of CEMEX as part of their daily activities. In 2022, 2021 and 2020, total combined expenses of these departments recognized within administrative expenses were $42, $44 and $39, respectively.

2
In 2022, 2021 and 2020, administrative expenses include depreciation and amortization of $140, $137 and $141, respectively, and selling expenses include depreciation and amortization of $51 in 2022, $49 in 2021 and $50 in 2020.

Consolidated operating expenses during 2022, 2021 and 2020 by nature are as follows:

	2022	2021	2020
Transportation costs	$1,676	1,502	1,313
Payroll	1,038	905	935
Depreciation and amortization	191	186	191
Professional legal, accounting and advisory services	145	144	174
Maintenance, repairs and supplies	84	76	72
Other operating expenses	127	104	106

	$3,261	2,917	2,791